Intangible Assets - Schedule of Significant Assumptions Used to Calculate the Recoverable Amount (Details)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Discount rate (Post-tax)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	7.20%
Discount rate (Post-tax) | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use		6.50%	6.50%
Discount rate (Post-tax) | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use		22.00%	14.00%
Discount rate (Pre-tax) | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use		8.60%	8.30%
Discount rate (Pre-tax) | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use		27.50%	17.50%